[LOGO] AARP Investment Program
                                                              from SCUDDER

Supplement to the Prospectus dated February 1, 2000:

AARP Balanced Stock and Bond Fund
AARP Bond Fund for Income
AARP Diversified Growth Portfolio
AARP Diversified Income with Growth Portfolio
AARP Global Growth Fund
AARP Growth and Income Fund
AARP High Quality Money Fund
AARP High Quality Short Term Bond Fund
AARP High Quality Tax Free Money Fund
AARP Insured Tax Free General Bond Fund
AARP International Stock Fund
AARP Premium Money Fund
AARP U.S. Stock Index Fund

On February 7, 2000, the applicable Board of each of the above-mentioned funds (identified in the chart below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below. Each proposed transaction is part of Scudder Kemper Investments, Inc.'s initiative to restructure and streamline the management and operations of the funds it manages.

The Plan applicable to each Fund provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Fund solely in exchange for voting shares of the corresponding Acquiring Fund. Following the exchange, the Fund will distribute shares of the corresponding Acquiring Fund to the Fund's shareholders as part of the Fund's liquidation as provided for in the Plan (the transactions contemplated by the Plan are referred to as the "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Fund. A Special Meeting (the "Meeting") of the shareholders of each Fund will be held on or about July 11, 2000 and shareholders will be given the opportunity to vote on the Plan and any other applicable matters affecting the Fund at that time. In connection with the Meeting, each Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders: (i) a Proxy Statement describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Fund.

If the Plan for a Fund is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. eastern standard time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the applicable Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event that shareholders of a Fund fail to approve the Plan for that Fund, the Fund will continue to operate and the Fund's Board may resubmit the Plan for shareholder approval or consider other proposals.


Acquired Fund                                       Acquiring Fund                              Proposed Reorganization Date
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
AARP Balanced Stock and Bond Fund                   Scudder Balanced Fund                       August 28, 2000
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AARP Bond Fund for Income                           Scudder Income Fund                         July 31, 2000
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AARP Diversified Growth Portfolio                   Scudder Pathway Growth Portfolio            September 25, 2000
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AARP Diversified Income with Growth Portfolio       Scudder Pathway Conservative Portfolio      September 25, 2000
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AARP Global Growth Fund                             Scudder Global Fund                         September 11, 2000
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AARP Growth and Income Fund                         Scudder Growth and Income Fund              August 14, 2000
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AARP High Quality Money Fund                        Scudder Cash Investment Trust               September 11, 2000
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AARP High Quality Short Term Bond Fund              Scudder Short Term Bond Fund                August 14, 2000
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AARP High Quality Tax Free Money Fund               Scudder Tax Free Money Fund                 September 11, 2000
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AARP Insured Tax Free General Bond Fund             Scudder Managed Municipal Bonds             July 31, 2000
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AARP International Stock Fund                       Scudder International Fund                  August 28, 2000
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AARP Premium Money Fund                             Scudder Money Market Series                 August 14, 2000
                                                        - Prime Reserve Shares
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AARP U.S. Stock Index Fund                          Scudder S&P 500 Index Fund                  September 11, 2000
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

AARP GNMA and U.S. Treasury Fund

On February 7, 2000, the Board of AARP GNMA and U.S. Treasury Fund approved a proposed new investment management agreement (the "New Management Agreement") between the Fund and Scudder Kemper Investments, Inc. ("Scudder Kemper"), the Fund's investment adviser. Shareholders of the Fund will be asked to approve the New Management Agreement at a Special Meeting of Shareholders to be held on or about July 11, 2000. The current management fee structure provides that the Fund pays Scudder Kemper a monthly fee consisting of a base fee and an individual Fund fee. The base fee is based on the average daily net assets of all funds in the AARP Investment Program, and the individual fee for the Fund only is set at a fixed rate (see table below). The New Management Agreement provides a revised fee structure with new rates based only on the average daily net assets of the Fund, as stated below. The New Management Agreement, if approved, is contingent and will become effective only upon the consummation of the acquisition by the Fund of another fund advised by Scudder Kemper, currently scheduled to occur in the third quarter of 2000.

The AARP Investment Program had net assets of $16,950,267,000 as of December 31, 1999.


Fund                              Current Annual Fee Rate*           Proposed Annual Fee Rate**         Assets as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------
AARP GNMA and U.S. Treasury Fund  Current effective fee of 0.40%,    0.40% to $5 billion                $4,014,834,000
                                  calculated as follows:             0.385% next $1 billion
                                                                     0.37% thereafter
                                  Base fee rate:

                                       0.35% to $2 billion
                                       0.33% next $2 billion
                                       0.30% next $2 billion
                                       0.28% next $3 billion
                                       0.26% next $3 billion
                                       0.25% next $3 billion
                                       0.24% thereafter
                                            +
                                  Individual fee rate: 0.12%

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

* The percentage for the base fee rate is based on the average daily net assets of all funds in the AARP Investment Program. The percentage for the individual fee rate is based on a fixed fee rate for the applicable fund only. The current effective fee is based on assets as of 12/31/99.

**  Percentages are based on the average daily net assets of the Fund.

AARP Capital Growth Fund
AARP Small Company Stock Fund

On February 7, 2000, the Board of AARP Capital Growth Fund and AARP Small Company Stock Fund approved an Agreement and Plan of Reorganization for each Fund (each a "Plan of Reorganization") providing for the reorganization of each Fund into newly established separate series of Investment Trust, a Massachusetts business trust. A key purpose of each reorganization is to enhance efficiency in the administration of the Funds. Each newly established series, which have not yet commenced business operations, will have substantially the same investment objective, policies and limitations as those of the applicable Fund. The investment management agreements between each newly established series and Scudder Kemper Investments, Inc. ("Scudder Kemper"), the series' investment adviser, will be substantially similar to each Fund's current investment management agreement except for the fee structure. The Funds' current management fee structure provides that each Fund pays Scudder Kemper a monthly fee consisting of a base fee and an individual Fund fee. The base fee is based on the average daily net assets of all funds in the AARP Investment Program, and the individual fee for the Fund only is set at a fixed rate (see table below). The investment management agreements for the newly established series will provide for a fee rate based only on the average daily net assets of each series, as stated below. Shareholders of each Fund will be asked to approve the Plan of Reorganization for the Fund at a Special Meeting of Shareholders to be held on or about July 11, 2000.

The AARP Investment Program had net assets of $16,950,267,000 as of December 31, 1999.


Fund                              Current Annual Fee Rate*           Proposed Annual Fee Rate**         Assets as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------------
AARP Capital Growth Fund          Current effective fee of 0.60%,    0.58% to $3 billion                $2,238,362,000
                                  calculated as follows:             0.555% next $1 billion
                                                                     0.53% thereafter
                                  Base fee rate:

                                       0.35% to $2 billion
                                       0.33% next $2 billion
                                       0.30% next $2 billion
                                       0.28% next $2 billion
                                       0.25% next $3 billion
                                       0.26% next $3 billion
                                       0.24% thereafter
                                            +
                                  Individual fee rate: 0.32%


------------------------------------------------------------------------------------------------------------------------------------

AARP Small Company Stock Fund      Current effective fee of 0.83%,   0.75% to $500 million              $59,019,000
                                   calculated as follows:            0.70% next $500 million
                                                                     0.65% thereafter
                                   Base fee rate:

                                        0.35% to $2 billion
                                        0.33% next $2 billion
                                        0.30% next $2 billion
                                        0.28% next $2 billion
                                        0.26% next $3 billion
                                        0.25% next $3 billion
                                        0.24% thereafter
                                             +
                                   Individual fee rate: 0.55%


------------------------------------------------------------------------------------------------------------------------------------

* The percentage for the base fee rate is based on the average daily net assets of all funds in the AARP Investment Program. The percentage for the individual fee rate is based on a fixed fee rate for the applicable fund only. The current effective fee is based on assets as of 12/31/99.
**   Percentages are based on the average daily net assets of the Fund.

February 8, 2000